[Sun Life letterhead]

July 16, 2009

VIA ELECTRONIC “EDGAR” TRANSMISSION

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

Re:  Sun Life Assurance Company of Canada (U.S.) (“Sun Life”)
Registration Statement on Form S-3 Pertaining to MFS Regatta Contracts

Commissioners:

The enclosed Registration Statement on Form S-3 (“New Form S-3”) is conveyed herewith for filing pursuant to the Securities Act of 1933 (the "1933 Act").  The New Form S-3 is intended to register the continued offer and sale of certain market value adjusted interests (“MVAs”) that are now registered pursuant to a currently-effective registration statement on Form S-3 (File No. 333-133685).

I.  Purpose of the New Form S-3

The sole purpose for filing the New Form S-3 is to satisfy the triennial re-filing requirement of Rule 415(a)(5) and (6) under the 1933 Act.

The MVAs that are the subject of the New Form S-3 are the same MVAs that are the subject of a currently-effective Form S-3 registration statement under File No. 333-133685 (the “Old Form S-3”).  Sun Life issues the MVAs pursuant to a single-premium deferred annuity contract (“Contract”) that is sold on a group basis in connection with retirement plans. These are Sun Life’s “MFS Regatta” Contracts. For 1933 Act purposes, we treat the MVAs as “securities” that are not entitled to rely on the exclusion in Section 3(a)(8) of that Act. Although Contracts are no longer being offered and sold to new purchasers, transfers continue to be made pursuant to existing Contracts, and some of those transfers may be made to MVAs.  Accordingly, Sun Life would like the MVAs to continue to be registered under the 1933 Act.

In 2005, however, the Commission adopted revisions to Rule 415 under the 1933 Act that prohibit an offering made in reliance on (inter alia) paragraphs (a)(1)(ix) or (x) of that rule from continuing for more than three years from the effective date of the related 1933 Act registration statement, unless a new 1933 Act registration statement is filed with respect to the offering. See Rule 415(a)(5) and (6). Sun Life’s offering of the MVAs is made in reliance on one or both of paragraphs (a)(1)(ix) or (x);  therefore, Sun Life is now constrained to file a new 1933 Act registration statement with respect to the MVAs. Specifically, as Sun Life understands Rule 415(a)(5) and (6) and the Commission’s interpretation thereof, Sun Life would be required to cease its offer and sale of its MVAs in reliance on the Old Form S-3, unless a new Form S-3 registration statement is filed not later than July 17, 2009. The only reason that Sun Life is filing the New Form S-3 is to allow the offer and sale of MVAs pursuant to the Old Form S-3 to continue beyond that date. (Under Rule 415(a)(5)(ii), having now filed the New Form S-3, Sun Life can continue the offer and sale of MVAs pursuant to the Old Form S-3 until the earlier of the effective date of the New Form S-3 or 180 days after July 17, 2009.) Again, however, the New Form S-3 would not have been filed (or necessary), but for the requirements embodied in Rule 415(a)(5) and (6) that were adopted in 2005.

II.  Prospectus Contained in the New Form S-3

The New Form S-3 contains the most recent available MFS Regatta prospectus, dated July 18, 2006, that Sun Life filed in connection with the Old Form S-3.  MFS Regatta offers not only the MVAs, discussed herein, but also certain variable investment options (the “Variable Options”) that are supported by a Sun Life separate account. The separate account and the interests therein issued under the Contracts are registered, respectively, under the Investment Company Act of 1940 and the 1933 Act, pursuant to a currently-effective Form N-4 registration statement (File Nos. 811-05846 and 33-29852) (the “Form N-4”).

Likewise, the prospectus contained in the New Form S-3 is a “combined” prospectus that offers not only the MVAs but also the Variable Options. Accordingly, the July 18, 2006 prospectus was also filed in connection with the Form N-4.

Sun Life, however, has not effected a general updating of that prospectus subsequent to the July 18, 2006 version.  With respect to the Variable Options under the Contracts and the Form N-4, Sun Life ceased such updating in reliance on the line of Commission staff no-action letters that includes Great-West Life & Annuity Insurance Company (Oct. 23, 1990). With respect to the MVAs and the Old Form S-3, such general updating has been unnecessary, in view of the fact that, for purposes of Form S-3, the prospectus is automatically updated by Sun Life’s filing from time to time of its periodic reports pursuant to the Securities Exchange Act of 1934 (the “1934 Act”). (As required by the terms of Form S-3, the prospectus contains language that automatically incorporates by reference all future-filed periodic reports of Sun Life pursuant to the 1934 Act; and, in accordance with the Commission’s rules and interpretations, the filing of such periodic reports automatically updates the prospectus for purposes of Section 10(a)(3) of the 1933 Act.)

Because the most recent MFS Regatta prospectus is the one dated July 18, 2006, that prospectus is included in the New Form S-3. However, to ensure that the prospectus complies with all requirements of Form S-3 as of the current time, the New Form S-3 also includes a supplement to the July 18, 2006, prospectus, as discussed in part III, below. Accordingly, for purposes of the New Form S-3, the prospectus consists of MFS Regatta prospectus, dated the July 18, 2006, and the supplement thereto that is also included in the filing.

III.	Supplement Contained in the New Form S-3

Although the MFS Regatta prospectus has not been generally updated since July 18, 2006, there were several developments that affected the MVAs and as to which Sun Life supplemented the July 18, 2006, prospectus.  These previous supplements to the July 18, 2006 prospectus related to the following subjects:

1.	Replacement of the “Tax-Sheltered Annuities” section of the prospectus with an entire new section on that subject.
2.	Revisions to the prospectus text under the heading “Distribution of the Contracts”.
3.	Revision to the MVA formula.

Accordingly, the substance of those past supplements has been set forth in a new prospectus supplement that is contained in the New Form S-3 (the “2009 Supplement”).  In addition to restating the substance of past supplements, the 2009 Supplement also generally revises the July 18, 2006, prospectus in all other respects necessary or appropriate so that the prospectus will clearly comply at this time with all of the other requirements of Form S-3.

To summarize, the MVA prospectus in the New Form S-3 consists of the July 18, 2006, prospectus and the 2009 Supplement thereto that is also included in the New Form S-3. Our reasons for structuring the prospectus in this manner include the following:

•	No MFS Regatta Contracts are being offered or sold to new purchasers, and only a very few transfers under outstanding Contracts are being made to MVAs.
•
To be used as a Form S-3 prospectus with respect to the MVAs, a prospectus such as the July 18, 2006, prospectus is not required to be updated annually as long as customers have access to updated information primarily through the periodic reports filed by Sun Life and incorporated by reference into the prospectus. This means that there is very little additional information relevant to the MVAs that may be necessary to bring the prospectus into full current compliance with Form S-3’s requirements. Moreover, that limited additional information can (and will) be readily supplied by the 2009 Supplement that is also included in the New Form S-3; and the length and subject matter of that supplement is sufficiently limited that customers will be easily able to understand the supplement and its relationship to the base prospectus.

•
As discussed above, most of the substance in the 2009 Supplement simply restates the substance of several separate supplements that, together with the July 18, 2006 prospectus, are currently being relied upon in connection with the offer and sale of the MVAs pursuant to the Old Form S-3. The New Form S-3 is not being filed because of any substantive inadequacy that makes those documents inappropriate to use for that purpose in future years, but solely to comply with the new triennial re-filing requirement in Rule 415(a)(5) and (6).  Inasmuch as the prospectus and supplements currently in use are adequately serving their purpose in connection with the Old Form S-3, we see no reason why the prospectus and 2009 Supplement cannot just as adequately continue serving that purpose in connection with the New Form S-3.

As the Commission’s staff is aware, Sun Life followed procedures essentially comparable to those outlined above in connection with certain Sun Life Form S-3 filings relating to MVAs that the Commission declared effective earlier this year. See, e.g., File No. 333-155726 relating to Sun Life’s Regatta Flex II contracts.

IV.  Proposed Timetable.

Sun Life plans to file a pre-effective amendment to the New Form S-3 shortly after receiving Commission Staff comments on the New Form S-3.  The pre-effective amendment will respond to Commission Staff comments, incorporate by reference the financial statements of Sun Life, add certain exhibits such as the consent of the independent auditors, and otherwise complete the registration statement.

V.  Request for Selective Review

The July 18, 2006, prospectus contained in the New Form S-3 is the same as the prospectus that has previously been filed with the Commission in connection with the Old Form S-3 and the Form N-4. Moreover, as discussed in part III, above, the information contained in the 2009 Supplement, is of limited scope, and most of such information is already contained in previous supplements that have been filed with the Commission and are currently in use. Accordingly, because the New Form S-3 will provide only very limited new material for review by the Commission staff, we request that the New Form S-3 be accorded selective review by the staff.

Please direct any comments or questions to me or, in my absence, to Thomas C. Lauerman at Jorden Burt LLP (202-965-8156).

Thank you very much for your attention to this filing.

Sincerely,

/s/ Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel